Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail)		12 Months Ended
	Jul. 31, 2015 Installment	Mar. 26, 2016 USD ($) Installment	Mar. 26, 2016 CAD Installment	Mar. 28, 2015 USD ($) Installment	Mar. 28, 2015 CAD Installment	Mar. 26, 2016 CAD	Mar. 28, 2015 CAD
Debt Instrument [Line Items]
Number of installments | Installment	2
Capital Leasing Arrangements [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate Range Minimum		5.80%	5.80%	5.80%	5.80%
Debt Instrument Interest Rate Stated Percentage Rate Range Maximum		14.90%	14.90%	14.90%	14.90%
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 2,826,000		$ 3,643,000
Annual rate of prime plus		7.00%		7.00%		7.00%	7.00%
Number of installments | Installment		60	60	60	60
Capital repayments		$ 62,798	CAD 83,333	$ 62,798	CAD 83,333
Balance of term loan | CAD						CAD 3,700,000	CAD 4,600,000
Term Loan from Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 2,355,000		$ 3,478,000
Annual rate of prime plus		5.50%		5.50%		5.50%	5.50%
Number of installments | Installment		48	48	48	48
Capital repayments		$ 156,995	CAD 208,333	$ 156,995	CAD 208,333
Balance of term loan | CAD						CAD 3,100,000	CAD 4,400,000
Land and Building [Member] | Capital Leasing Arrangements [Member]
Debt Instrument [Line Items]
Sale Leaseback transaction implicit annual interest		10.74%	10.74%	10.74%	10.74%
Capital lease period		20 years	20 years	20 years	20 years
Repayments Of Debt And Capital Lease Obligations		$ 139,063	CAD 184,537	$ 139,063	CAD 184,537
Outstanding amount of repayment | CAD						CAD 12,100,000	CAD 12,800,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt		$ 33,000,000		$ 33,000,000
Term Loan Facility [Member] | Senior Subordinated Loans [Member]
Debt Instrument [Line Items]
Line of Credit Facility Repayment Date		Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2018
Term Loan Facility [Member] | LIBOR Plus 9.75% [Member] | Senior Subordinated Loans [Member]
Debt Instrument [Line Items]
Long-term debt interest rate		9.75%	9.75%	9.75%	9.75%
Long-term debt		$ 28,000,000		$ 28,000,000
Interest rate description		LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%
Term Loan Facility [Member] | LIBOR Plus 7.25% [Member] | Senior Subordinated Loans [Member]
Debt Instrument [Line Items]
Long-term debt interest rate		7.25%	7.25%	7.25%	7.25%
Long-term debt		$ 5,000,000		$ 5,000,000
Interest rate description		LIBOR plus 7.25%	LIBOR plus 7.25%	LIBOR plus 7.25%	LIBOR plus 7.25%
Term Loan Facility Repaid in May 2016 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,250,000
Term Loan Facility Repaid in May 2016 [Member] | Senior Subordinated Loans [Member]
Debt Instrument [Line Items]
Line of Credit Facility Repayment Date		May 31, 2016	May 31, 2016	May 31, 2016	May 31, 2016
Term Loan Facility Repaid in May 2016 [Member] | LIBOR Plus 9.75% [Member] | Senior Subordinated Loans [Member]
Debt Instrument [Line Items]
Long-term debt interest rate		9.75%	9.75%	9.75%	9.75%
Interest rate description		LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%
Cash Contribution [Member] | Montrovest BV [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,500,000		$ 1,500,000
Interest on Cash advances		11.00%	11.00%	11.00%	11.00%
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,383,000		$ 1,590,000
Annual rate of prime plus		10.00%		10.00%		10.00%	10.00%
Capital repayment period		48 months	48 months	48 months	48 months
Periodic principal payment due		$ 31,399	CAD 41,667	$ 31,399	CAD 41,667
Outstanding amount of repayment | CAD						CAD 1,800,000	CAD 2,000,000